Federated Kaufmann Fund II
A Portfolio of Federated Insurance Series
Primary Shares
Service Shares
SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2008.

Under the heading entitled, “Who Manages the Fund?” please delete the sub-section entitled Portfolio Management Information in its entirety and replace it with the following:

Portfolio Management Team

The Fund is managed by an investment team under the leadership of Lawrence Auriana and Hans P. Utsch, Co-Heads of Investments/Federated Kaufmann.

Lawrence Auriana

Lawrence Auriana has been the Fund’s Portfolio Manager since April 2002.  He is Vice President of the Trust. Mr. Auriana joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Auriana was President and Treasurer of Edgemont Asset Management Corp., and Chairman of the Board and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Auriana earned a B.S. in Economics from Fordham University and has been engaged in the securities business since 1965.

Hans P. Utsch

Hans P. Utsch has been the Fund’s Portfolio Manager since April 2002.  He is Vice President of the Trust. Mr. Utsch joined Federated in April 2001 as Co-Head of Investments/Federated Kaufmann. From August 1984 to April 2001, Mr. Utsch was Chairman of the Board and Secretary of Edgemont Asset Management Corp., and President and Portfolio Manager to The Kaufmann Fund, Inc. (predecessor to the Federated Kaufmann Fund). Mr. Utsch graduated from Amherst College and holds an M.B.A. from Columbia University. He has been engaged in the securities business since 1962.

Jonathan Art

Jonathan Art has been a Portfolio Manager of the Fund since October 2003.  Mr. Art focuses on security selection with particular emphasis in the Technology sector.  Mr. Art was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1995 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Art earned a B.E.S. in Mathematical Sciences from The John Hopkins University and an M.S. in Management from the Massachusetts Institute of Technology.

Mark Bauknight

Mark Bauknight has been a Portfolio Manager of the Fund since October 2003.  Mr. Bauknight focuses on security selection with particular emphasis in the Financials sector.  Mr. Bauknight was an investment analyst with Edgemont Asset Management Corp., Adviser to the Kaufmann Fund (predecessor to the Federated Kaufmann Fund) from 1997 to 2001. He has been an investment analyst with the Fund’s current Adviser since April 2001. Mr. Bauknight earned a B.A. in Economics and a B.A. in Political Science from the University of North Carolina at Chapel Hill and an M.B.A. from the University of Oxford.

Jonathan E. Gold

Jonathan E. Gold has been a Portfolio Manager of the Fund since June 2008.  Mr. Gold focuses on security selection with particular emphasis in the international markets.  Mr. Gold joined Federated in November 2004 and has been a Senior Investment Analyst with the Fund’s adviser since that time.  Mr. Gold was a Managing Director with Amphion Capital (and its predecessors) from December 1996 to November 2004.  Prior to 1996, he held positions with James D. Wolfensohn Inc. and Prudential Realty Group. Mr. Gold earned both his Bachelor of Science and Masters of Business Administration degrees in Finance from the Leonard N. Stern School of Business, New York University.

John Leibee

John Leibee has been a Portfolio Manager of the Fund since June 2008.  Mr. Leibee focuses on security selection with particular emphasis in the Industrials sector.  Mr. Leibee joined Federated in May 2008 as a Portfolio Manager.  He served as Managing Director, Equity Capital Markets, at Citigroup Global Markets from June 1983 to June 2005.  He also worked at Ospraie Management, LLC from January 2007 to June 2007.  He holds a Bachelor of Science Degree from the University of Delaware and a Masters of Business Administration degree from Duke University.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Fund.

August 28, 2008

Cusip313916827
Cusip313916777
38933 (08-08)

Federated Kaufmann Fund II
A Portfolio of Federated Insurance Series
Primary Shares
Service Shares
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2008.
Under the heading entitled, “Portfolio Manager Information,” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio managers is provided as of June 30, 2008.

              Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Lawrence Auriana	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	4 Funds/$11,428.359 million
Other Pooled Investment Vehicles	1 Portfolio/$2.315 million
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Lawrence Auriana is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentives include certain guaranteed amounts, plus a variable amount that is determined based on multiple performance criteria using a Balanced Scorecard methodology.  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Leadership and Client Satisfaction and Service.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Auriana is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  IPP is calculated with an equal weighting of each account managed by the portfolio manager.   Discretion may be applied to modify the above based on extenuating circumstances.

Leadership is assessed by the Chief Investment Officer in charge of the portfolio manager’s group.

Client Satisfaction and Service is assessed by Federated’s senior management based on the quality, amount and effectiveness of client support, with input from sales management.

            Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Hans Utsch	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	4 Funds/$11,428.359 million
Other Pooled Investment Vehicles	1 Portfolio/$2.315 million
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Hans Utsch is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology.  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Leadership and Client Satisfaction and Service.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Utsch is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  IPP is calculated with an equal weighting of each account managed by the portfolio manager.  Discretion may be applied to modify the above based on extenuating circumstances.

Leadership is assessed by the Chief Investment Officer in charge of the portfolio manager’s group.

Client Satisfaction and Service is assessed by Federated’s senior management based on the quality, amount and effectiveness of client support, with input from sales management.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Jonathan Art.	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	1 Fund/$9,833.012 million
Other Pooled Investment Vehicles	1 Portfolio/$2.315 million
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Jonathan Art is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Art is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Additionally, Mr. Art provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

                 Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Mark Bauknight	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	2 Funds/$9,880.879 million
Other Pooled Investment Vehicles	1 Portfolio/$2.315 million
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Mark Bauknight is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Bauknight is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Additionally, Mr. Bauknight provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Jonathan Gold	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	1 Fund/$9,833.012 million
Other Pooled Investment Vehicles	0
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Jonathan Gold is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Gold is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Additionally, Mr. Gold provides research and analytical support for other accounts.  IPP is calculated with an equal weighting of each account he manages or for which he provides research and analytical support.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

               Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by John Leibee	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	2 Funds/$9,880.879 million
Other Pooled Investment Vehicles	0
Other Accounts	0

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

John Leibee is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  There are three weighted performance categories in the Balanced Scorecard.  Investment Product Performance (IPP) is the predominant factor.   Of lesser importance are: Financial Success and Leadership/Teamwork/Communication.  The total Balanced Scorecard “score” is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's designated peer group of comparable accounts.  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted above, Mr. Leibee is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks.  Discretion may be applied to modify the above based on extenuating circumstances.

Financial success is assessed by the revenue growth for the accounts managed or supported and is predicated on the trailing 5 year IPP vs. peer group being at or above the 50th percentile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer and Lead Portfolio Managers of the group.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

August 28, 2008

Cusip313916827
Cusip313916777
38934 (08-08)

Federated American Leaders Fund II
A Portfolio of Federated Insurance Series
Primary Shares
Service Shares
SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2008.

Under the heading entitled, “Who Manages the Fund?” please delete biographical information for Kevin R. McCloskey in its entirety and replace it with the following:

Walter C. Bean

Walter C. Bean, Chartered Financial Analyst, has been the Fund’s Portfolio Manager since August 2008. Mr. Bean is a Senior Vice President, Senior Portfolio Manager and the Head of the Income and Value Equity Management Teams of the Fund’s Adviser. Mr. Bean joined Federated in 2000. His previous associations included various investment management and research positions with C.S. McKee & Company, First Chicago Investment Advisors, CIGNA Investment Advisors and Mellon Bank. Mr. Bean earned a Bachelors Degree in Business Administration from Ohio University and an M.B.A. from the Pennsylvania State University. Mr. Bean has 39 years of investment experience.

August 28, 2008

Cusip313916405
Cusip313916793
38961 (08-08)

Federated American Leaders Fund II
A Portfolio of Federated Insurance Series
Primary Shares
Service Shares
SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2008.
Under the heading entitled, “Portfolio Manager Information,” please delete the section and replace it with the following:

Portfolio Manager Information

The following information about the Fund’s portfolio manager is provided as of June 30, 2008.

              Additional Accounts Managed by Portfolio Manager
Types of Accounts Managed by Walter Bean	Total Number of Additional Accounts Managed / Total Assets*
Registered Investment Companies	3 Funds/$707.611 million
Other Pooled Investment Vehicles	1 Portfolio/$832.595 thousand
Other Accounts	3 Accounts/$2,447.769 million

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.

Walter Bean is paid a fixed base salary and a variable annual incentive.  Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated).  The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., S&P 500/Citigroup Value Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  In his role as head of the Equity Value team, Mr. Bean has oversight responsibility for other portfolios that he does not personally manage.  A portion of the IPP score is determined by the investment performance of these other portfolios vs. product specific benchmarks.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results.  Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Walter Bean was awarded a grant of restricted Federated stock.  Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”).  The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

August 28, 2008

Cusip313916405
Cusip313916793
38962 (08-08)